TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 7,751	$ 19,185	$ 9,009
Foreign	6,213	6,524	5,789
Income before taxes on income	$ 13,964	$ 25,709	$ 14,798